Business overview (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Detailed Information about Restatement Explanatory

	Previously	Effect of
	reported	restatement	Amended
	$	$	$
Consolidated interim statement of loss and comprehensive loss for the three-month period ended June 30, 2021
License fees	537	(45)	492
Development service revenues	—	1,030	1,030
Research and development expenses	738	1,030	1,768
Net loss	(2,039)	(45)	(2,084)
Total comprehensive loss	(3,133)	(45)	(3,178)
Basic and diluted loss per share	(0.42)	(0.01)	(0.43)

Consolidated interim statement of loss and comprehensive loss for the six-month period ended June 30, 2021
License fees	1,074	(58)	1,016
Development service revenues	—	2,125	2,125
Research and development expenses	1,101	2,125	3,226
Net loss	(3,484)	(58)	(3,542)
Total comprehensive loss	(3,149)	(58)	(3,207)
Basic and diluted loss per share	(0.72)	(0.01)	(0.82)

Consolidated interim statement of financial position as of June 30, 2021
Prepaid expenses and other current assets	3,308	1,067	4,375
Current portion of deferred revenues	2,125	1,111	3,236
Deficit	(326,229)	(58)	(326,287)